Capital commitments	12 Months Ended
Dec. 31, 2025
Capital commitments
Capital commitments

B5. Capital commitments

Capital expenditure contracted for at the balance sheet date but not yet incurred is as follows:

	2025	2024
	$m	$m
Property, plant and equipment	7	39
Intangible assets	3	2
Total	10	41